SCHEDULE OF OTHER CURRENT RECEIVABLES (Details) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
European Horizon2020 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Grant receivable	$ 125	$ 134
Israel Innovation Authority Smart Money Program [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Award received	$ 27	$ 30